Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 4.3%
33,940	(1)	Altice USA, Inc.	$703,237	0.1
857		Cable One, Inc.	1,553,852	0.1
26,220	(1),(2)	Discovery Communications, Inc. - Class A	665,464	0.0
50,072	(1)	Discovery Communications, Inc. - Class C	1,215,248	0.1
39,443	(1),(2)	Dish Network Corp. - Class A	1,714,193	0.1
50,629		Fox Corp. - Class A	2,030,729	0.1
24,141		Fox Corp. - Class B	896,114	0.1
12,136	(1)	IAC/InterActiveCorp	1,581,199	0.1
62,233		Interpublic Group of Cos., Inc.	2,282,084	0.1
3,984	(1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	187,447	0.0
31,469	(1),(2)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,617,821	0.1
12,686	(1)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	598,399	0.0
25,747	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	1,222,210	0.1
3,934	(1)	Liberty Broadband Corp. - Series A	662,289	0.0
22,970	(1)	Liberty Broadband Corp. - Series C	3,966,919	0.2
21,316	(1)	Live Nation Entertainment, Inc.	1,942,527	0.1
174,798		Lumen Technologies, Inc.	2,165,747	0.1
2,995	(1)	Madison Square Garden Sports Corp.	556,920	0.0
43,884	(1)	Match Group, Inc.	6,889,349	0.4
26,196		New York Times Co.	1,290,677	0.1
61,886		News Corp - Class A	1,456,178	0.1
19,313		News Corp - Class B	448,641	0.0
6,388		Nexstar Media Group, Inc.	970,721	0.1
33,833		Omnicom Group	2,451,539	0.1
88,063	(1)	Pinterest, Inc.	4,486,810	0.3
16,489	(1)	Playtika Holding Corp.	455,591	0.0
18,491	(1)	Roku, Inc.	5,794,155	0.3
143,080	(2)	Sirius XM Holdings, Inc.	872,788	0.1
46,748	(1),(2)	Skillz, Inc.	459,065	0.0
21,702	(1)	Spotify Technology SA	4,890,329	0.3
18,340	(1)	Take-Two Interactive Software, Inc.	2,825,644	0.2
15,620	(1),(2)	TripAdvisor, Inc.	528,737	0.0
123,888	(1)	Twitter, Inc.	7,481,596	0.4
1,304	(2)	ViacomCBS, Inc. - Class A	54,859	0.0
92,585		ViacomCBS, Inc. - Class B	3,658,033	0.2
22,825	(1)	Vimeo, Inc.	670,370	0.0
7,093	(2)	World Wrestling Entertainment, Inc.	399,052	0.0
9,430	(1),(2)	Zillow Group, Inc. - Class A	835,309	0.1
26,882	(1),(2)	Zillow Group, Inc. - Class C	2,369,380	0.1
158,573	(1)	Zynga, Inc. - Class A	1,194,055	0.1
			76,045,277	4.3

		Consumer Discretionary: 12.7%
10,383		Advance Auto Parts, Inc.	2,168,905	0.1
42,858	(1)	Aptiv PLC	6,384,556	0.4
36,379		Aramark	1,195,414	0.1
7,169	(1),(2)	Autonation, Inc.	872,897	0.0
3,418	(1)	Autozone, Inc.	5,803,730	0.3
38,731		Bath & Body Works, Inc.	2,441,215	0.1
39,705		Best Buy Co., Inc.	4,197,216	0.2
38,032		BorgWarner, Inc.	1,643,363	0.1
13,030	(1)	Boyd Gaming Corp.	824,278	0.0
9,645	(1)	Bright Horizons Family Solutions, Inc.	1,344,706	0.1
12,354		Brunswick Corp.	1,176,966	0.1
10,535	(1)	Burlington Stores, Inc.	2,987,410	0.2
32,378	(1)	Caesars Entertainment, Inc.	3,635,402	0.2
23,445	(1)	Capri Holdings Ltd.	1,134,972	0.1
25,895	(1)	Carmax, Inc.	3,313,524	0.2
135,261	(1),(2)	Carnival Corp.	3,382,878	0.2
6,835	(2)	Carter's, Inc.	664,635	0.0
12,244	(1)	Carvana Co.	3,692,056	0.2
22,677	(1)	Chegg, Inc.	1,542,490	0.1
4,457	(1)	Chipotle Mexican Grill, Inc.	8,100,687	0.5
5,528		Choice Hotels International, Inc.	698,573	0.0
5,852		Churchill Downs, Inc.	1,404,948	0.1
6,338		Columbia Sportswear Co.	607,434	0.0
20,650		Darden Restaurants, Inc.	3,127,855	0.2
4,347	(1)	Deckers Outdoor Corp.	1,565,789	0.1
9,978	(2)	Dick's Sporting Goods, Inc.	1,195,065	0.1
36,791	(1)	Dollar Tree, Inc.	3,521,635	0.2
5,830		Domino's Pizza, Inc.	2,780,677	0.2
22,892	(1),(2)	DoorDash, Inc.	4,715,294	0.3
52,820		D.R. Horton, Inc.	4,435,295	0.3
48,217	(1),(2)	DraftKings, Inc. - Class A	2,322,131	0.1
20,110	(1)	Etsy, Inc.	4,182,076	0.2
23,026	(1)	Expedia Group, Inc.	3,773,961	0.2
8,746	(1)	Five Below, Inc.	1,546,380	0.1
16,157	(1)	Floor & Decor Holdings, Inc.	1,951,604	0.1
14,249		Foot Locker, Inc.	650,609	0.0
13,615	(1)	Frontdoor, Inc.	570,468	0.0
10,195	(1),(2)	GameStop Corp.	1,788,917	0.1
31,953		Gap, Inc.	725,333	0.0
24,038		Garmin Ltd.	3,736,947	0.2
37,948	(2)	Gentex Corp.	1,251,525	0.1
22,434		Genuine Parts Co.	2,719,674	0.2
7,098	(1)	Grand Canyon Education, Inc.	624,340	0.0
28,296		H&R Block, Inc.	707,400	0.0
55,085		Hanesbrands, Inc.	945,259	0.1
24,309		Harley-Davidson, Inc.	889,952	0.1
20,307		Hasbro, Inc.	1,811,791	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
6,116	(1),(2)	Hayward Holdings, Inc.	$136,020	0.0
43,513	(1)	Hilton Worldwide Holdings, Inc.	5,748,502	0.3
7,515	(1),(2)	Hyatt Hotels Corp.	579,407	0.0
24,854		Kohl's Corp.	1,170,375	0.1
9,529		Lear Corp.	1,491,098	0.1
21,106		Leggett & Platt, Inc.	946,393	0.1
43,102		Lennar Corp. - Class A	4,037,795	0.2
2,496		Lennar Corp. - Class B	193,665	0.0
21,101	(1)	Leslie's, Inc.	433,415	0.0
4,669		Lithia Motors, Inc.	1,480,260	0.1
43,189	(1)	LKQ Corp.	2,173,270	0.1
18,114	(1)	Lululemon Athletica, Inc.	7,330,736	0.4
6,610		Marriott Vacations Worldwide Corp.	1,039,951	0.1
55,354	(1)	Mattel, Inc.	1,027,370	0.1
63,655		MGM Resorts International	2,746,713	0.2
6,520	(1),(2)	Mister Car Wash, Inc.	118,990	0.0
8,979	(1)	Mohawk Industries, Inc.	1,592,875	0.1
60,382		Newell Brands, Inc.	1,336,857	0.1
17,542	(1),(2)	Nordstrom, Inc.	463,986	0.0
58,626	(1),(2)	Norwegian Cruise Line Holdings Ltd.	1,565,900	0.1
514	(1)	NVR, Inc.	2,464,157	0.1
10,356	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	624,260	0.0
10,828	(1)	O'Reilly Automotive, Inc.	6,616,558	0.4
41,926	(1),(2)	Peloton Interactive, Inc.	3,649,658	0.2
24,786	(1),(2)	Penn National Gaming, Inc.	1,795,994	0.1
5,049		Penske Auto Group, Inc.	507,929	0.0
8,781	(1),(2)	Petco Health & Wellness Co., Inc.	185,279	0.0
13,223	(1)	Planet Fitness, Inc.	1,038,667	0.1
9,059	(2)	Polaris, Inc.	1,084,000	0.1
6,181		Pool Corp.	2,685,088	0.2
41,048		Pulte Group, Inc.	1,884,924	0.1
11,270	(1)	PVH Corp.	1,158,443	0.1
32,657	(1),(2)	QuantumScape Corp.	801,403	0.0
59,003		Qurate Retail, Inc.	601,241	0.0
7,511		Ralph Lauren Corp.	834,021	0.0
2,724	(1),(2)	RH	1,816,663	0.1
34,800	(1)	Royal Caribbean Cruises Ltd.	3,095,460	0.2
25,972		Service Corp. International	1,565,073	0.1
12,244	(1)	Six Flags Entertainment Corp.	520,370	0.0
20,911	(1)	Skechers USA, Inc.	880,771	0.1
44,310		Tapestry, Inc.	1,640,356	0.1
28,890		Tempur Sealy International, Inc.	1,340,785	0.1
19,806	(1)	Terminix Global Holdings, Inc.	825,316	0.0
8,449	(2)	Thor Industries, Inc.	1,037,199	0.1
17,835		Toll Brothers, Inc.	986,097	0.1
5,237	(1),(2)	TopBuild Corp.	1,072,590	0.1
18,258		Tractor Supply Co.	3,699,253	0.2
13,452		Travel + Leisure Co.	733,538	0.0
8,446	(1)	Ulta Beauty, Inc.	3,048,330	0.2
29,910	(1)	Under Armour, Inc. - Class A	603,584	0.0
31,435	(1)	Under Armour, Inc. - Class C	550,741	0.0
6,337	(1)	Vail Resorts, Inc.	2,116,875	0.1
51,423		VF Corp.	3,444,827	0.2
12,295	(1)	Victoria's Secret & Co.	679,422	0.0
18,352	(1),(2)	Vroom, Inc.	405,029	0.0
11,964	(1),(2)	Wayfair, Inc.	3,056,922	0.2
28,287		Wendy's Company	613,262	0.0
9,730		Whirlpool Corp.	1,983,558	0.1
11,889		Williams-Sonoma, Inc.	2,108,276	0.1
14,555		Wyndham Hotels & Resorts, Inc.	1,123,500	0.1
16,776	(1),(2)	Wynn Resorts Ltd.	1,421,766	0.1
13,581	(1),(2)	YETI Holdings, Inc.	1,163,756	0.1
66,834		Yum China Holdings, Inc.	3,883,724	0.2
47,378		Yum! Brands, Inc.	5,794,803	0.3
			223,515,278	12.7

		Consumer Staples: 3.3%
24,644	(2)	Albertsons Cos, Inc.	767,168	0.0
88,435		Archer-Daniels-Midland Co.	5,306,984	0.3
9,098	(1),(2)	Beyond Meat, Inc.	957,656	0.1
1,480	(1)	Boston Beer Co., Inc.	754,430	0.0
7,229		Brown-Forman Corp. - Class A	453,041	0.0
29,122		Brown-Forman Corp. - Class B	1,951,465	0.1
21,817		Bunge Ltd.	1,774,158	0.1
30,979	(2)	Campbell Soup Co.	1,295,232	0.1
5,852		Casey's General Stores, Inc.	1,102,809	0.1
38,967		Church & Dwight Co., Inc.	3,217,505	0.2
19,513		Clorox Co.	3,231,548	0.2
74,392		Conagra Brands, Inc.	2,519,657	0.1
54,029	(1),(2)	Coty, Inc - Class A	424,668	0.0
25,653	(1)	Darling Ingredients, Inc.	1,844,451	0.1
29,755		Flowers Foods, Inc.	703,111	0.0
6,478	(1)	Freshpet, Inc.	924,346	0.1
13,929	(1),(2)	Grocery Outlet Holding Corp.	300,449	0.0
13,301	(1),(2)	Hain Celestial Group, Inc.	569,017	0.0
16,661	(1),(2)	Herbalife Nutrition Ltd.	706,093	0.0
23,237		Hershey Co.	3,932,862	0.2
44,911	(2)	Hormel Foods Corp.	1,841,351	0.1
10,643		Ingredion, Inc.	947,333	0.1
16,658		JM Smucker Co.	1,999,460	0.1
39,973		Kellogg Co.	2,555,074	0.2
118,754		Kroger Co.	4,801,224	0.3
23,176		Lamb Weston Holdings, Inc.	1,422,311	0.1
39,621		McCormick & Co., Inc.	3,210,490	0.2
28,341		Molson Coors Beverage Co.	1,314,456	0.1
7,578	(1)	Pilgrim's Pride Corp.	220,368	0.0
9,362	(1)	Post Holdings, Inc.	1,031,318	0.1
8,662	(2)	Reynolds Consumer Products, Inc.	236,819	0.0
40		Seaboard Corp.	164,000	0.0
6,645		Spectrum Brands Holdings, Inc.	635,727	0.0
45,611		Tyson Foods, Inc.	3,600,532	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
35,066	(1)	US Foods Holding Corp.	$1,215,388	0.1
			57,932,501	3.3

		Energy: 3.8%
53,066		Antero Midstream Corp.	552,948	0.0
59,883		APA Corp.	1,283,293	0.1
117,047		Baker Hughes Co.	2,894,572	0.2
62,327	(2)	Cabot Oil & Gas Corp.	1,356,235	0.1
37,198	(1)	Cheniere Energy, Inc.	3,633,129	0.2
15,961		Cimarex Energy Co.	1,391,799	0.1
10,367	(2)	Continental Resources, Inc.	478,437	0.0
107,066		Devon Energy Corp.	3,801,914	0.2
28,680		Diamondback Energy, Inc.	2,715,136	0.2
15,323		DT Midstream, Inc.	708,536	0.0
44,207	(1),(2)	EQT Corp.	904,475	0.0
140,724		Halliburton Co.	3,042,453	0.2
44,042		Hess Corp.	3,440,121	0.2
23,755		HollyFrontier Corp.	787,003	0.0
124,483		Marathon Oil Corp.	1,701,683	0.1
101,258		Marathon Petroleum Corp.	6,258,757	0.4
4,223	(2)	New Fortress Energy, Inc.	117,188	0.0
61,846	(1),(2)	NOV, Inc.	810,801	0.0
134,221		Occidental Petroleum Corp.	3,970,257	0.2
70,453		Oneok, Inc.	4,085,569	0.2
69,547		Phillips 66	4,870,376	0.3
34,280		Pioneer Natural Resources Co.	5,707,963	0.3
35,775		Targa Resources Corp.	1,760,488	0.1
934	(2)	Texas Pacific Land Corp.	1,129,542	0.1
64,849		Valero Energy Corp.	4,576,394	0.3
193,081		Williams Cos., Inc.	5,008,521	0.3
			66,987,590	3.8

		Financials: 12.4%
6,521		Affiliated Managers Group, Inc.	985,258	0.1
105,259		Aflac, Inc.	5,487,152	0.3
83,218	(2)	AGNC Investment Corp.	1,312,348	0.1
2,144	(1)	Alleghany Corp.	1,338,735	0.1
57,209		Ally Financial, Inc.	2,920,519	0.2
10,763		American Financial Group, Inc.	1,354,308	0.1
18,058		Ameriprise Financial, Inc.	4,769,479	0.3
221,877	(2)	Annaly Capital Management, Inc.	1,868,204	0.1
28,776	(2)	Apollo Global Management, Inc.	1,772,314	0.1
60,547	(1)	Arch Capital Group Ltd.	2,311,684	0.1
21,829		Ares Management Corp.	1,611,635	0.1
32,531		Arthur J. Gallagher & Co.	4,835,733	0.3
9,312		Assurant, Inc.	1,468,968	0.1
11,174		Assured Guaranty Ltd.	523,055	0.0
18,330	(1)	Athene Holding Ltd.	1,262,387	0.1
12,293		Axis Capital Holdings Ltd.	565,970	0.0
6,316	(2)	Bank of Hawaii Corp.	518,986	0.0
19,503		Bank OZK	838,239	0.0
4,872	(2)	BOK Financial Corp.	436,288	0.0
13,127	(1)	Brighthouse Financial, Inc.	593,734	0.0
37,221		Brown & Brown, Inc.	2,063,904	0.1
25,766		Carlyle Group, Inc./The	1,218,217	0.1
16,884		Cboe Global Markets, Inc.	2,091,252	0.1
23,787		Cincinnati Financial Corp.	2,716,951	0.2
67,467		Citizens Financial Group, Inc.	3,169,600	0.2
4,406		CNA Financial Corp.	184,876	0.0
21,249		Comerica, Inc.	1,710,545	0.1
16,889		Commerce Bancshares, Inc.	1,176,826	0.1
1,385	(1),(2)	Credit Acceptance Corp.	810,641	0.0
9,065		Cullen/Frost Bankers, Inc.	1,075,290	0.1
47,528		Discover Financial Services	5,838,815	0.3
22,405		East West Bancorp, Inc.	1,737,284	0.1
58,627		Equitable Holdings, Inc.	1,737,704	0.1
3,983	(2)	Erie Indemnity Co.	710,647	0.0
6,146		Evercore, Inc.	821,536	0.0
6,294		Everest Re Group Ltd.	1,578,409	0.1
6,019		Factset Research Systems, Inc.	2,376,181	0.1
43,305		Fidelity National Financial, Inc.	1,963,449	0.1
109,335		Fifth Third Bancorp	4,640,177	0.3
16,902		First American Financial Corp.	1,133,279	0.1
959	(2)	First Citizens BancShares, Inc.	808,600	0.0
20,660		First Hawaiian, Inc.	606,371	0.0
86,883		First Horizon Corp.	1,415,324	0.1
28,280		First Republic Bank	5,454,646	0.3
50,542	(2)	FNB Corp.	587,298	0.0
45,906		Franklin Resources, Inc.	1,364,326	0.1
15,898		Globe Life, Inc.	1,415,399	0.1
7,642	(1)	GoHealth, Inc.	38,439	0.0
5,668		Hanover Insurance Group, Inc.	734,686	0.0
55,062		Hartford Financial Services Group, Inc.	3,868,106	0.2
232,759		Huntington Bancshares, Inc.	3,598,454	0.2
12,745		Interactive Brokers Group, Inc.	794,523	0.0
52,952		Invesco Ltd.	1,276,673	0.1
27,117		Janus Henderson Group PLC	1,120,746	0.1
34,731		Jefferies Financial Group, Inc.	1,289,562	0.1
9,536		Kemper Corp.	636,909	0.0
151,365		Keycorp	3,272,511	0.2
88,345		KKR & Co., Inc.	5,378,444	0.3
15,877		Lazard Ltd.	727,167	0.0
6,092	(1),(2)	Lemonade, Inc.	408,225	0.0
29,694		Lincoln National Corp.	2,041,463	0.1
34,422		Loews Corp.	1,856,378	0.1
12,639		LPL Financial Holdings, Inc.	1,981,290	0.1
20,370		M&T Bank Corp.	3,042,056	0.2
2,146	(1)	Markel Corp.	2,564,749	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
5,931		MarketAxess Holdings, Inc.	$2,495,112	0.1
4,243		Mercury General Corp.	236,208	0.0
53,638		MGIC Investment Corp.	802,425	0.0
3,713		Morningstar, Inc.	961,778	0.1
12,736		MSCI, Inc. - Class A	7,747,818	0.4
18,475		Nasdaq, Inc.	3,566,045	0.2
68,690		New Residential Investment Corp.	755,590	0.0
71,655	(2)	New York Community Bancorp., Inc.	922,200	0.1
32,600		Northern Trust Corp.	3,514,606	0.2
44,436		Old Republic International Corp.	1,027,805	0.1
16,488		OneMain Holdings, Inc.	912,281	0.1
18,408		PacWest Bancorp	834,251	0.0
67,501		People's United Financial, Inc.	1,179,243	0.1
11,796		Pinnacle Financial Partners, Inc.	1,109,768	0.1
12,569		Popular, Inc.	976,234	0.1
6,220		Primerica, Inc.	955,579	0.1
42,098		Principal Financial Group, Inc.	2,711,111	0.2
14,175		Prosperity Bancshares, Inc.	1,008,268	0.1
61,367		Prudential Financial, Inc.	6,455,808	0.4
29,319		Raymond James Financial, Inc.	2,705,557	0.2
152,665	(2)	Regions Financial Corp.	3,253,291	0.2
10,771		Reinsurance Group of America, Inc.	1,198,381	0.1
7,400	(2)	RenaissanceRe Holdings Ltd.	1,031,560	0.1
21,927	(2)	Rocket Cos, Inc.	351,709	0.0
9,609		Santander Consumer USA Holdings, Inc.	400,695	0.0
17,177		SEI Investments Co.	1,018,596	0.1
9,417		Signature Bank	2,564,061	0.1
48,390		SLM Corp.	851,664	0.0
43,539		Starwood Property Trust, Inc.	1,062,787	0.1
57,967		State Street Corp.	4,910,964	0.3
30,326		Sterling Bancorp	756,937	0.0
16,195		Stifel Financial Corp.	1,100,612	0.1
8,989	(1)	SVB Financial Group	5,814,804	0.3
90,263		Synchrony Financial	4,412,055	0.3
23,048		Synovus Financial Corp.	1,011,577	0.1
35,782		T. Rowe Price Group, Inc.	7,038,319	0.4
7,849		TFS Financial Corp.	149,602	0.0
16,660		Tradeweb Markets, Inc.	1,345,795	0.1
34,908		Umpqua Holdings Corp.	706,887	0.0
32,351		Unum Group	810,716	0.0
7,158	(1),(2)	Upstart Holdings, Inc.	2,265,078	0.1
14,712	(2)	UWM Holdings Corp.	102,248	0.0
14,545		Virtu Financial, Inc.	355,334	0.0
17,894	(3)	Voya Financial, Inc.	1,098,513	0.1
14,287		Webster Financial Corp.	778,070	0.0
16,005		Western Alliance Bancorp.	1,741,664	0.1
481		White Mountains Insurance Group Ltd.	514,482	0.0
20,398		Willis Towers Watson PLC	4,741,719	0.3
8,995		Wintrust Financial Corp.	722,928	0.0
21,917		WR Berkley Corp.	1,603,886	0.1
25,345		Zions Bancorp NA	1,568,602	0.1
			217,974,147	12.4

		Health Care: 11.8%
13,276	(1),(2)	10X Genomics, Inc.	1,932,720	0.1
7,036	(1)	Abiomed, Inc.	2,290,359	0.1
14,038	(1)	Acadia Healthcare Co., Inc.	895,344	0.1
8,375	(1)	Acceleron Pharma, Inc.	1,441,338	0.1
17,275	(1)	Adaptive Biotechnologies Corp.	587,177	0.0
48,324		Agilent Technologies, Inc.	7,612,480	0.4
10,805	(1),(2)	agilon health, Inc.	283,199	0.0
18,829	(1),(2)	Alnylam Pharmaceuticals, Inc.	3,555,104	0.2
5,090	(1)	Amedisys, Inc.	758,919	0.0
23,583		AmerisourceBergen Corp.	2,816,989	0.2
92,058	(1)	Avantor, Inc.	3,765,172	0.2
28,961	(1)	BioMarin Pharmaceutical, Inc.	2,238,396	0.1
3,368	(1)	Bio-Rad Laboratories, Inc.	2,512,360	0.1
6,146		Bio-Techne Corp.	2,978,167	0.2
16,242		Bruker Corp.	1,268,500	0.1
46,125		Cardinal Health, Inc.	2,281,343	0.1
25,789	(1)	Catalent, Inc.	3,431,742	0.2
46,957		Cerner Corp.	3,311,408	0.2
13,164	(1)	Certara, Inc.	435,728	0.0
39,713	(1)	Change Healthcare, Inc.	831,590	0.0
7,912	(1)	Charles River Laboratories International, Inc.	3,265,045	0.2
2,441	(2)	Chemed Corp.	1,135,358	0.1
7,686		Cooper Cos., Inc.	3,176,701	0.2
8,433	(1),(2)	CureVac NV	460,610	0.0
10,978	(1)	DaVita, Inc.	1,276,302	0.1
34,504		Dentsply Sirona, Inc.	2,002,957	0.1
15,311	(1)	DexCom, Inc.	8,372,973	0.5
70,674	(1)	Elanco Animal Health, Inc.	2,253,794	0.1
15,495		Encompass Health Corp.	1,162,745	0.1
25,537	(1)	Envista Holdings Corp.	1,067,702	0.1
27,107	(1)	Exact Sciences Corp.	2,587,363	0.1
49,137	(1)	Exelixis, Inc.	1,038,756	0.1
6,008	(1),(2)	Figs, Inc.	223,137	0.0
12,265	(1)	Globus Medical, Inc.	939,744	0.1
14,256	(1),(2)	Guardant Health, Inc.	1,782,143	0.1
22,361	(1)	Henry Schein, Inc.	1,703,014	0.1
10,561		Hill-Rom Holdings, Inc.	1,584,150	0.1
39,840	(1)	Hologic, Inc.	2,940,590	0.2
34,661	(1)	Horizon Therapeutics Plc	3,796,766	0.2
3,161	(1)	ICU Medical, Inc.	737,714	0.0
13,440	(1)	Idexx Laboratories, Inc.	8,358,336	0.5
29,331	(1)	Incyte Corp., Ltd.	2,017,386	0.1
10,497	(1)	Insulet Corp.	2,983,562	0.2
11,474	(1)	Integra LifeSciences Holdings Corp.	785,740	0.0
22,264	(1),(2)	Ionis Pharmaceuticals, Inc.	746,735	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
23,381	(1),(2)	Iovance Biotherapeutics, Inc.	$576,575	0.0
30,292	(1)	IQVIA Holdings, Inc.	7,256,146	0.4
9,408	(1)	Jazz Pharmaceuticals PLC	1,225,016	0.1
15,313	(1)	Laboratory Corp. of America Holdings	4,309,691	0.2
16,124	(1)	Maravai LifeSciences Holdings, Inc.	791,366	0.0
7,943	(1)	Masimo Corp.	2,150,250	0.1
24,609		McKesson Corp.	4,906,542	0.3
3,645	(1)	Mettler Toledo International, Inc.	5,020,477	0.3
6,230	(1)	Mirati Therapeutics, Inc.	1,102,149	0.1
9,156	(1)	Molina Healthcare, Inc.	2,484,114	0.1
13,248	(1),(2)	Natera, Inc.	1,476,357	0.1
28,293	(1),(2)	Nektar Therapeutics	508,142	0.0
14,849	(1)	Neurocrine Biosciences, Inc.	1,424,168	0.1
11,725	(1),(2)	Novavax, Inc.	2,430,710	0.1
16,250	(1),(2)	Novocure Ltd.	1,887,763	0.1
15,566	(1),(2)	Oak Street Health, Inc.	662,022	0.0
40,271		Organon & Co.	1,320,486	0.1
5,361	(1),(2)	Penumbra, Inc.	1,428,707	0.1
17,783		PerkinElmer, Inc.	3,081,616	0.2
21,203		Perrigo Co. PLC	1,003,538	0.1
25,430	(1)	PPD, Inc.	1,189,870	0.1
19,311		Premier, Inc.	748,494	0.0
36,035	(1)	QIAGEN NV	1,862,289	0.1
19,360	(2)	Quest Diagnostics, Inc.	2,813,202	0.2
5,836	(1)	Quidel Corp.	823,751	0.0
8,688	(1)	Repligen Corp.	2,510,745	0.1
22,850		Resmed, Inc.	6,022,118	0.3
51,633	(2)	Royalty Pharma PLC	1,866,017	0.1
8,191	(1)	Sage Therapeutics, Inc.	362,943	0.0
12,113	(1),(2)	Sarepta Therapeutics, Inc.	1,120,210	0.1
21,185	(1)	Seagen, Inc.	3,597,213	0.2
10,006	(1),(2)	Signify Health, Inc.	178,807	0.0
15,776	(1)	Sotera Health Co.	412,542	0.0
13,548		STERIS Public Ltd. Co.	2,767,585	0.2
16,151	(1)	Syneos Health, Inc.	1,412,889	0.1
9,689	(1)	Tandem Diabetes Care, Inc.	1,156,673	0.1
23,991	(1),(2)	Teladoc Health, Inc.	3,042,299	0.2
7,422		Teleflex, Inc.	2,794,754	0.2
10,230	(1)	Ultragenyx Pharmaceutical, Inc.	922,644	0.1
7,005	(1)	United Therapeutics Corp.	1,292,983	0.1
11,711		Universal Health Services, Inc.	1,620,451	0.1
21,755	(1)	Veeva Systems, Inc.	6,269,138	0.4
191,913		Viatris, Inc.	2,600,421	0.1
9,708	(1)	Waters Corp.	3,468,668	0.2
11,671		West Pharmaceutical Services, Inc.	4,954,806	0.3
33,153		Zimmer Biomet Holdings, Inc.	4,852,273	0.3
			207,336,978	11.8

		Industrials: 15.1%
5,613		Acuity Brands, Inc.	973,126	0.1
25,195	(2)	ADT, Inc.	203,828	0.0
9,600		Advanced Drainage Systems, Inc.	1,038,432	0.1
21,646	(1)	AECOM	1,366,945	0.1
9,906		AGCO Corp.	1,213,782	0.1
16,989		Air Lease Corp.	668,347	0.0
19,359	(1)	Alaska Air Group, Inc.	1,134,437	0.1
14,253		Allegion Public Ltd.	1,883,962	0.1
16,696		Allison Transmission Holdings, Inc.	589,703	0.0
1,420		AMERCO	917,363	0.1
101,363	(1),(2)	American Airlines Group, Inc.	2,079,969	0.1
36,614		Ametek, Inc.	4,540,502	0.3
21,009		AO Smith Corp.	1,283,020	0.1
7,547		Armstrong World Industries, Inc.	720,512	0.0
10,299	(1)	Axon Enterprise, Inc.	1,802,531	0.1
21,148		Booz Allen Hamilton Holding Corp.	1,678,094	0.1
32,531	(1)	Builders FirstSource, Inc.	1,683,154	0.1
15,081		BWX Technologies, Inc.	812,263	0.0
3,690	(1)	CACI International, Inc.	967,149	0.1
8,154		Carlisle Cos., Inc.	1,620,934	0.1
138,105		Carrier Global Corp.	7,148,315	0.4
20,962	(2)	CH Robinson Worldwide, Inc.	1,823,694	0.1
16,628	(1),(2)	ChargePoint Holdings, Inc.	332,394	0.0
13,873		Cintas Corp.	5,280,896	0.3
69,012	(1)	Clarivate PLC	1,511,363	0.1
8,038	(1)	Clean Harbors, Inc.	834,907	0.1
18,567	(1),(2)	Colfax Corp.	852,225	0.1
5,025	(1),(2)	Copa Holdings S.A.- Class A	408,934	0.0
33,197	(1)	Copart, Inc.	4,605,088	0.3
5,551	(1)	Core & Main, Inc.	145,492	0.0
62,206	(1)	CoStar Group, Inc.	5,353,448	0.3
7,828		Crane Co.	742,173	0.0
22,792		Cummins, Inc.	5,118,171	0.3
6,467		Curtiss-Wright Corp.	816,006	0.0
101,489	(1)	Delta Air Lines, Inc.	4,324,446	0.2
20,008		Donaldson Co., Inc.	1,148,659	0.1
22,788		Dover Corp.	3,543,534	0.2
8,533	(1)	Driven Brands Holdings, Inc.	246,518	0.0
25,528	(1),(2)	Dun & Bradstreet Holdings, Inc.	429,126	0.0
19,240		Equifax, Inc.	4,875,801	0.3
26,718		Expeditors International Washington, Inc.	3,182,915	0.2
91,124		Fastenal Co.	4,702,910	0.3
20,644	(2)	Flowserve Corp.	715,727	0.0
51,882		Fortive Corp.	3,661,313	0.2
21,935		Fortune Brands Home & Security, Inc.	1,961,428	0.1
5,324	(1)	FTI Consulting, Inc.	717,143	0.0
15,166	(1)	Gates Industrial Corp. PLC	246,751	0.0
9,738	(1)	Generac Holdings, Inc.	3,979,628	0.2
26,654		Graco, Inc.	1,864,980	0.1
15,368	(1)	GXO Logistics, Inc.	1,205,466	0.1
12,487		Heico Corp. - Class A - HEI.A	1,478,835	0.1
7,112	(2)	Heico Corp. - HEI	937,859	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,264	(1),(2)	Hexcel Corp.	$787,749	0.0
61,437		Howmet Aerospace, Inc.	1,916,834	0.1
8,594		Hubbell, Inc.	1,552,678	0.1
6,253		Huntington Ingalls Industries, Inc.	1,207,204	0.1
21,410	(1)	IAA, Inc.	1,168,344	0.1
12,057		IDEX Corp.	2,495,196	0.1
59,295		IHS Markit Ltd.	6,914,983	0.4
64,391	(1)	Ingersoll Rand, Inc.	3,245,950	0.2
13,678	(2)	ITT, Inc.	1,174,119	0.1
20,520		Jacobs Engineering Group, Inc.	2,719,516	0.2
13,348		JB Hunt Transport Services, Inc.	2,232,053	0.1
50,246	(1)	JetBlue Airways Corp.	768,261	0.0
14,393		Kansas City Southern	3,895,321	0.2
9,457	(1)	Kirby Corp.	453,558	0.0
25,524	(2)	Knight-Swift Transportation Holdings, Inc.	1,305,553	0.1
6,067		Landstar System, Inc.	957,494	0.1
2,990	(1),(2)	Legalzoom.com, Inc.	78,936	0.0
22,413		Leidos Holdings, Inc.	2,154,562	0.1
5,320		Lennox International, Inc.	1,564,984	0.1
9,114		Lincoln Electric Holdings, Inc.	1,173,792	0.1
45,345	(1)	Lyft, Inc.	2,430,039	0.1
8,621		Manpowergroup, Inc.	933,482	0.1
39,121		Masco Corp.	2,173,172	0.1
8,911	(1)	Mastec, Inc.	768,841	0.0
8,806	(1)	Mercury Systems, Inc.	417,581	0.0
8,745	(1)	Middleby Corp.	1,491,110	0.1
5,819	(2)	MSA Safety, Inc.	847,828	0.1
7,122		MSC Industrial Direct Co.	571,113	0.0
56,748		Nielsen Holdings PLC	1,088,994	0.1
9,216		Nordson Corp.	2,194,790	0.1
26,429		nVent Electric PLC	854,450	0.1
16,233		Old Dominion Freight Line	4,642,313	0.3
10,846		Oshkosh Corp.	1,110,305	0.1
68,264		Otis Worldwide Corp.	5,616,762	0.3
16,331		Owens Corning, Inc.	1,396,300	0.1
54,116		Paccar, Inc.	4,270,835	0.2
20,431		Parker Hannifin Corp.	5,712,916	0.3
26,247		Pentair PLC	1,906,320	0.1
81,241	(1),(2)	Plug Power, Inc.	2,074,895	0.1
21,966		Quanta Services, Inc.	2,500,170	0.1
6,440	(2)	Regal Beloit Corp.	968,190	0.1
33,367		Republic Services, Inc.	4,006,042	0.2
17,439		Robert Half International, Inc.	1,749,655	0.1
18,435		Rockwell Automation, Inc.	5,420,627	0.3
35,973		Rollins, Inc.	1,270,926	0.1
8,286		Ryder System, Inc.	685,335	0.0
8,254		Schneider National, Inc.	187,696	0.0
9,190	(2)	Science Applications International Corp.	786,296	0.0
24,696	(1)	Sensata Technologies Holding PLC	1,351,365	0.1
16,222	(1)	Shoals Technologies Group, Inc.	452,269	0.0
6,997	(1),(2)	SiteOne Landscape Supply, Inc.	1,395,692	0.1
8,476		Snap-On, Inc.	1,771,060	0.1
93,816	(1)	Southwest Airlines Co.	4,824,957	0.3
16,622	(2)	Spirit Aerosystems Holdings, Inc.	734,526	0.0
25,632		Stanley Black & Decker, Inc.	4,493,546	0.3
14,519	(1)	Stericycle, Inc.	986,856	0.1
31,648	(1),(2)	Sunrun, Inc.	1,392,512	0.1
35,823		Textron, Inc.	2,500,804	0.1
17,830	(1)	The AZEK Co., Inc.	651,330	0.0
10,192		Timken Co.	666,761	0.0
17,056		Toro Co.	1,661,425	0.1
37,908		Trane Technologies PLC	6,544,816	0.4
8,209	(1)	TransDigm Group, Inc.	5,127,095	0.3
30,393		TransUnion	3,413,438	0.2
18,369	(1),(2)	Trex Co., Inc.	1,872,352	0.1
5,286	(1),(2)	TuSimple Holdings, Inc.	196,269	0.0
51,332	(1),(2)	United Airlines Holdings, Inc.	2,441,863	0.1
11,483	(1)	United Rentals, Inc.	4,029,729	0.2
26,555	(1)	Univar Solutions, Inc.	632,540	0.0
3,311		Valmont Industries, Inc.	778,482	0.0
25,207		Verisk Analytics, Inc.	5,048,206	0.3
44,641		Vertiv Holdings Co.	1,075,402	0.1
28,380	(1),(2)	Virgin Galactic Holdings, Inc.	718,014	0.0
5,185		Watsco, Inc.	1,372,055	0.1
28,794		Westinghouse Air Brake Technologies Corp.	2,482,331	0.1
9,114		Woodward, Inc.	1,031,705	0.1
7,378		WW Grainger, Inc.	2,899,997	0.2
15,368	(1)	XPO Logistics, Inc.	1,222,985	0.1
28,426		Xylem, Inc.	3,515,728	0.2
			264,504,378	15.1

		Information Technology: 18.8%
25,526	(1)	Akamai Technologies, Inc.	2,669,764	0.2
6,372	(1)	Allegro MicroSystems, Inc.	203,649	0.0
7,898		Alliance Data Systems Corp.	796,829	0.0
9,331	(1),(2)	Alteryx, Inc.	682,096	0.0
20,535		Amdocs Ltd.	1,554,705	0.1
92,745		Amphenol Corp.	6,791,716	0.4
22,291	(1)	Anaplan, Inc.	1,357,299	0.1
13,831	(1)	ANSYS, Inc.	4,708,764	0.3
9,562	(1)	Arista Networks, Inc.	3,285,886	0.2
11,344	(1)	Arrow Electronics, Inc.	1,273,818	0.1
10,781	(1)	Aspen Technology, Inc.	1,323,907	0.1
13,448	(1)	Avalara, Inc.	2,350,307	0.1
15,744		Avnet, Inc.	582,056	0.0
21,905	(2)	Bentley Systems, Inc.	1,328,319	0.1
12,540	(1)	Bill.com Holdings, Inc.	3,347,553	0.2
24,129	(1)	Black Knight, Inc.	1,737,288	0.1
18,361		Broadridge Financial Solutions, Inc. ADR	3,059,677	0.2
11,620		Brooks Automation, Inc.	1,189,307	0.1
5,432	(1),(2)	C3.ai, Inc.	251,719	0.0
43,645	(1)	Cadence Design Systems, Inc.	6,609,599	0.4
19,348		CDK Global, Inc.	823,257	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
21,794		CDW Corp.	$3,966,944	0.2
20,505	(1)	Ceridian HCM Holding, Inc.	2,309,273	0.1
24,475	(1)	Ciena Corp.	1,256,791	0.1
9,178	(1)	Cirrus Logic, Inc.	755,808	0.0
19,663		Citrix Systems, Inc.	2,111,216	0.1
41,027	(1),(2)	Cloudflare, Inc.	4,621,692	0.3
27,144		Cognex Corp.	2,177,492	0.1
3,879	(1)	Coherent, Inc.	970,099	0.1
31,860	(1)	CommScope Holding Co., Inc.	432,977	0.0
6,686	(1)	Concentrix Corp.	1,183,422	0.1
120,850		Corning, Inc.	4,409,816	0.2
11,617	(1),(2)	Coupa Software, Inc.	2,546,214	0.1
18,309	(1),(2)	Cree, Inc.	1,478,086	0.1
31,300	(1)	Crowdstrike Holdings, Inc.	7,692,914	0.4
36,878	(1)	Datadog, Inc.	5,212,705	0.3
3,800	(1),(2)	Datto Holding Corp.	90,820	0.0
30,292	(1)	DocuSign, Inc.	7,798,070	0.4
10,192		Dolby Laboratories, Inc.	896,896	0.0
2,430	(1),(2)	DoubleVerify Holdings, Inc.	83,009	0.0
48,392	(1)	Dropbox, Inc.	1,414,014	0.1
11,382	(1),(2)	Duck Creek Technologies, Inc.	503,540	0.0
39,858	(1)	DXC Technology Co.	1,339,627	0.1
31,237	(1)	Dynatrace, Inc.	2,216,890	0.1
11,052	(1)	Elastic NV	1,646,637	0.1
20,941	(1)	Enphase Energy, Inc.	3,140,522	0.2
21,374		Entegris, Inc.	2,690,987	0.2
8,545	(1)	EPAM Systems, Inc.	4,874,752	0.3
8,037	(1)	Euronet Worldwide, Inc.	1,022,949	0.1
6,087	(1),(2)	Everbridge, Inc.	919,380	0.1
9,563	(1)	F5 Networks, Inc.	1,900,933	0.1
4,369	(1)	Fair Isaac Corp.	1,738,556	0.1
16,783	(1),(2)	Fastly, Inc.	678,705	0.0
37,205	(1),(2)	FireEye, Inc.	662,249	0.0
16,826	(1),(2)	First Solar, Inc.	1,606,210	0.1
10,602	(1)	Five9, Inc.	1,693,563	0.1
12,945	(1)	FleetCor Technologies, Inc.	3,382,140	0.2
21,267	(1)	Fortinet, Inc.	6,210,815	0.4
12,920	(1)	Gartner, Inc.	3,926,130	0.2
29,073		Genpact Ltd.	1,381,258	0.1
6,417	(1)	Globant SA	1,803,241	0.1
26,653	(1)	GoDaddy, Inc.	1,857,714	0.1
13,318	(1)	Guidewire Software, Inc.	1,583,111	0.1
206,454		Hewlett Packard Enterprise Co.	2,941,969	0.2
190,899		HP, Inc.	5,222,997	0.3
7,076	(1)	HubSpot, Inc.	4,784,013	0.3
5,746	(1)	IPG Photonics Corp.	910,166	0.1
22,557		Jabil, Inc.	1,316,652	0.1
11,723		Jack Henry & Associates, Inc.	1,923,275	0.1
8,433	(1),(2)	Jamf Holding Corp.	324,839	0.0
51,498		Juniper Networks, Inc.	1,417,225	0.1
29,442	(1)	Keysight Technologies, Inc.	4,837,026	0.3
3,801		Littelfuse, Inc.	1,038,699	0.1
12,010	(1),(2)	Lumentum Holdings, Inc.	1,003,315	0.1
10,046	(1)	Manhattan Associates, Inc.	1,537,339	0.1
130,088		Marvell Technology, Inc.	7,845,607	0.4
10,818		McAfee Corp.	239,186	0.0
16,780	(1),(2)	Medallia, Inc.	568,339	0.0
42,737		Microchip Technology, Inc.	6,559,702	0.4
8,777		MKS Instruments, Inc.	1,324,537	0.1
9,840	(1)	MongoDB, Inc.	4,639,658	0.3
7,117		Monolithic Power Systems, Inc.	3,449,468	0.2
26,392		Motorola Solutions, Inc.	6,131,389	0.3
6,274	(1),(2)	N-Able, Inc.	77,860	0.0
21,050		National Instruments Corp.	825,791	0.0
8,907	(1)	nCino, Inc.	632,664	0.0
20,230	(1),(2)	NCR Corp.	784,115	0.0
35,335		NetApp, Inc.	3,171,670	0.2
8,188	(1)	New Relic, Inc.	587,653	0.0
87,267		NortonLifeLock, Inc.	2,207,855	0.1
45,238	(1)	Nuance Communications, Inc.	2,489,900	0.1
30,571	(1)	Nutanix, Inc.	1,152,527	0.1
19,723	(1),(2)	Okta, Inc.	4,681,057	0.3
67,228	(1)	ON Semiconductor Corp.	3,077,026	0.2
257,980	(1)	Palantir Technologies, Inc.	6,201,839	0.4
15,136	(1)	Palo Alto Networks, Inc.	7,250,144	0.4
51,151		Paychex, Inc.	5,751,930	0.3
8,051	(1)	Paycom Software, Inc.	3,991,283	0.2
3,250	(1),(2)	Paycor HCM, Inc.	114,270	0.0
5,949	(1)	Paylocity Holding Corp.	1,668,100	0.1
66,090	(1),(2)	Paysafe Ltd.	512,198	0.0
6,475	(2)	Pegasystems, Inc.	822,973	0.0
1,606	(1),(2)	Procore Technologies, Inc.	143,480	0.0
16,733	(1)	PTC, Inc.	2,004,446	0.1
42,318	(1)	Pure Storage, Inc. - Class A	1,064,721	0.1
17,605	(1)	Qorvo, Inc.	2,943,380	0.2
12,758	(1)	RingCentral, Inc.	2,774,865	0.2
50,378	(1),(2)	Sabre Corp.	596,476	0.0
6,816	(1),(2)	Shift4 Payments, Inc.	528,376	0.0
26,191		Skyworks Solutions, Inc.	4,315,753	0.2
19,069	(1)	Smartsheet, Inc.	1,312,329	0.1
5,565	(2)	SolarWinds Corp.	93,102	0.0
26,013	(1)	Splunk, Inc.	3,764,341	0.2
35,584		SS&C Technologies Holdings, Inc.	2,469,530	0.1
35,110	(1)	StoneCo Ltd.	1,219,019	0.1
18,193	(2)	Switch, Inc.	461,920	0.0
6,607		SYNNEX Corp.	687,789	0.0
24,097	(1)	Synopsys, Inc.	7,214,883	0.4
7,296	(1)	Teledyne Technologies, Inc.	3,134,216	0.2
17,281	(1)	Teradata Corp.	991,065	0.1
26,389		Teradyne, Inc.	2,880,887	0.2
68,036	(1)	Trade Desk, Inc./The	4,782,931	0.3
39,764	(1)	Trimble, Inc.	3,270,589	0.2
6,392	(1)	Tyler Technologies, Inc.	2,931,691	0.2
1,046		Ubiquiti, Inc.	312,409	0.0
23,630	(1),(2)	Unity Software, Inc.	2,983,288	0.2
6,870		Universal Display Corp.	1,174,495	0.1
15,657	(1)	VeriSign, Inc.	3,209,842	0.2
11,036	(1)	Viasat, Inc.	607,753	0.0
26,841		Vontier Corp.	901,858	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
48,737	(1)	Western Digital Corp.	$2,750,716	0.2
64,809		Western Union Co.	1,310,438	0.1
7,090	(1)	WEX, Inc.	1,248,833	0.1
8,464	(1)	Wix.com Ltd.	1,658,690	0.1
22,532		Xerox Holdings Corp.	454,470	0.0
39,060		Xilinx, Inc.	5,897,669	0.3
8,454	(1)	Zebra Technologies Corp.	4,357,361	0.2
18,891	(1),(2)	Zendesk, Inc.	2,198,723	0.1
12,273	(1)	Zscaler, Inc.	3,218,226	0.2
			330,002,498	18.8

		Materials: 5.2%
18,458		Albemarle Corp.	4,041,748	0.2
29,646	(1)	Alcoa Corp.	1,450,875	0.1
244,674		Amcor PLC	2,835,772	0.2
10,426		Aptargroup, Inc.	1,244,343	0.1
2,930		Ardagh Group SA	74,686	0.0
8,721		Ashland Global Holdings, Inc.	777,216	0.0
13,141		Avery Dennison Corp.	2,722,947	0.2
32,751	(1)	Axalta Coating Systems Ltd.	956,002	0.1
51,048		Ball Corp.	4,592,789	0.3
21,440	(1)	Berry Global Group, Inc.	1,305,267	0.1
17,648		Celanese Corp. - Series A	2,658,495	0.1
33,950		CF Industries Holdings, Inc.	1,895,089	0.1
26,126		Chemours Co.	759,222	0.0
72,325	(1),(2)	Cleveland-Cliffs, Inc.	1,432,758	0.1
117,226		Corteva, Inc.	4,932,870	0.3
20,054		Crown Holdings, Inc.	2,021,042	0.1
7,937	(1)	Diversey Holdings Ltd.	127,309	0.0
6,528	(2)	Eagle Materials, Inc.	856,212	0.0
21,559		Eastman Chemical Co.	2,171,854	0.1
36,726		Element Solutions, Inc.	796,220	0.0
20,458		FMC Corp.	1,873,134	0.1
44,807		Graphic Packaging Holding Co.	853,125	0.0
33,464		Huntsman Corp.	990,200	0.1
39,555		International Flavors & Fragrances, Inc.	5,289,295	0.3
62,148		International Paper Co.	3,475,316	0.2
15,067		Louisiana-Pacific Corp.	924,662	0.0
41,744		LyondellBasell Industries NV - Class A	3,917,674	0.2
9,874		Martin Marietta Materials, Inc.	3,373,748	0.2
54,845		Mosaic Co.	1,959,063	0.1
1,067		NewMarket Corp.	361,468	0.0
46,656		Nucor Corp.	4,595,149	0.3
22,822		Olin Corp.	1,101,162	0.1
14,882		Packaging Corp. of America	2,045,382	0.1
37,595		PPG Industries, Inc.	5,376,461	0.3
10,057		Reliance Steel & Aluminum Co.	1,432,318	0.1
10,401		Royal Gold, Inc.	993,191	0.1
20,268		RPM International, Inc.	1,573,810	0.1
6,517		Scotts Miracle-Gro Co.	953,828	0.1
23,774		Sealed Air Corp.	1,302,577	0.1
13,294	(2)	Silgan Holdings, Inc.	509,958	0.0
15,568		Sonoco Products Co.	927,541	0.1
30,782		Steel Dynamics, Inc.	1,800,131	0.1
42,444		United States Steel Corp.	932,495	0.1
28,748		Valvoline, Inc.	896,363	0.0
20,997		Vulcan Materials Co.	3,551,853	0.2
5,286		Westlake Chemical Corp.	481,766	0.0
41,880		WestRock Co.	2,086,880	0.1
			91,231,266	5.2

		Real Estate: 7.6%
24,495		Alexandria Real Estate Equities, Inc.	4,680,260	0.3
21,732		American Campus Communities, Inc.	1,052,915	0.1
44,905		American Homes 4 Rent	1,711,779	0.1
41,436		Americold Realty Trust	1,203,716	0.1
24,805		Apartment Income REIT Corp.	1,210,732	0.1
22,138		AvalonBay Communities, Inc.	4,906,666	0.3
24,789	(2)	Boston Properties, Inc.	2,685,888	0.1
46,987		Brixmor Property Group, Inc.	1,038,883	0.1
15,445		Camden Property Trust	2,277,674	0.1
53,026	(1)	CBRE Group, Inc.	5,162,611	0.3
6,949		Coresite Realty Corp.	962,714	0.1
23,529		Cousins Properties, Inc.	877,396	0.0
31,869		CubeSmart	1,544,053	0.1
19,676		CyrusOne, Inc.	1,523,119	0.1
26,404	(2)	Douglas Emmett, Inc.	834,630	0.0
59,434		Duke Realty Corp.	2,845,106	0.2
11,746		EPR Properties	580,017	0.0
27,587		Equity Lifestyle Properties, Inc.	2,154,545	0.1
58,530		Equity Residential	4,736,248	0.3
10,290		Essex Property Trust, Inc.	3,290,125	0.2
20,824		Extra Space Storage, Inc.	3,498,224	0.2
12,251	(2)	Federal Realty Investment Trust	1,445,496	0.1
20,423		First Industrial Realty Trust, Inc.	1,063,630	0.1
34,998		Gaming and Leisure Properties, Inc.	1,621,107	0.1
34,540	(2)	Healthcare Trust of America, Inc.	1,024,456	0.1
85,600		Healthpeak Properties, Inc.	2,865,888	0.2
16,311		Highwoods Properties, Inc.	715,400	0.0
112,249	(1)	Host Hotels & Resorts, Inc.	1,833,026	0.1
6,586	(1)	Howard Hughes Corp.	578,317	0.0
23,526		Hudson Pacific Properties, Inc.	618,028	0.0
91,547		Invitation Homes, Inc.	3,508,997	0.2
45,485	(2)	Iron Mountain, Inc.	1,976,323	0.1
19,661		JBG SMITH Properties	582,162	0.0
8,019	(1)	Jones Lang LaSalle, Inc.	1,989,434	0.1
18,427	(2)	Kilroy Realty Corp.	1,220,052	0.1
92,231		Kimco Realty Corp.	1,913,793	0.1
13,679		Lamar Advertising Co.	1,551,883	0.1
12,349		Life Storage, Inc.	1,416,924	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
93,820	(2)	Medical Properties Trust, Inc.	$1,882,967	0.1
18,320		Mid-America Apartment Communities, Inc.	3,421,260	0.2
27,728		National Retail Properties, Inc.	1,197,572	0.1
37,877	(2)	Omega Healthcare Investors, Inc.	1,134,795	0.1
71,353	(1),(2)	Opendoor Technologies, Inc.	1,464,877	0.1
37,266	(1),(2)	Park Hotels & Resorts, Inc.	713,271	0.0
22,273		Rayonier, Inc.	794,701	0.0
61,864	(2)	Realty Income Corp.	4,012,499	0.2
26,809		Regency Centers Corp.	1,805,050	0.1
21,890		Rexford Industrial Realty, Inc.	1,242,258	0.1
17,203		SBA Communications Corp.	5,686,796	0.3
51,802		Simon Property Group, Inc.	6,732,706	0.4
10,621	(2)	SL Green Realty Corp.	752,392	0.0
18,849		Spirit Realty Capital, Inc.	867,808	0.0
38,779	(2)	STORE Capital Corp.	1,242,091	0.1
18,188		Sun Communities, Inc.	3,366,599	0.2
46,888		UDR, Inc.	2,484,126	0.1
62,365		Ventas, Inc.	3,443,172	0.2
36,332		VEREIT, Inc.	1,643,296	0.1
93,215	(2)	VICI Properties, Inc.	2,648,238	0.1
27,852	(2)	Vornado Realty Trust	1,170,063	0.1
67,139		Welltower, Inc.	5,532,254	0.3
118,990		Weyerhaeuser Co.	4,232,474	0.2
29,010		WP Carey, Inc.	2,118,890	0.1
			134,292,372	7.6

		Utilities: 4.4%
104,878		AES Corp.	2,394,365	0.1
39,728		Alliant Energy Corp.	2,223,974	0.1
40,421		Ameren Corp.	3,274,101	0.2
28,836		American Water Works Co., Inc.	4,874,438	0.3
20,537		Atmos Energy Corp.	1,811,363	0.1
9,104	(2)	Avangrid, Inc.	442,454	0.0
20,273	(2)	Brookfield Renewable Corp.	786,795	0.0
94,240		Centerpoint Energy, Inc.	2,318,304	0.1
45,900		CMS Energy Corp.	2,741,607	0.2
56,228		Consolidated Edison, Inc.	4,081,591	0.2
30,645		DTE Energy Co.	3,423,353	0.2
59,222		Edison International	3,285,044	0.2
31,826		Entergy Corp.	3,160,640	0.2
35,574		Essential Utilities, Inc.	1,639,250	0.1
36,313		Evergy, Inc.	2,258,669	0.1
54,515		Eversource Energy	4,457,146	0.3
86,391		FirstEnergy Corp.	3,077,247	0.2
16,733		Hawaiian Electric Industries	683,208	0.0
7,990		Idacorp, Inc.	826,006	0.0
31,658		MDU Resources Group, Inc.	939,293	0.1
13,851		National Fuel Gas Co.	727,455	0.0
62,189		NiSource, Inc.	1,506,840	0.1
38,627		NRG Energy, Inc.	1,577,140	0.1
31,689		OGE Energy Corp.	1,044,469	0.1
239,821	(1),(2)	PG&E Corp.	2,302,282	0.1
17,892		Pinnacle West Capital Corp.	1,294,665	0.1
122,388		PPL Corp.	3,412,177	0.2
80,100		Public Service Enterprise Group, Inc.	4,878,090	0.3
33,017		UGI Corp.	1,407,185	0.1
76,033		Vistra Corp.	1,300,164	0.1
50,121		WEC Energy Group, Inc.	4,420,672	0.2
85,515		Xcel Energy, Inc.	5,344,688	0.3
			77,914,675	4.4

	Total Common Stock
	(Cost $886,005,690)		1,747,736,960	99.4

EXCHANGE-TRADED FUNDS: 0.3%
59,417		iShares Russell Midcap Index Fund	4,647,598	0.3

	Total Exchange-Traded Funds
	(Cost $4,468,933)		4,647,598	0.3

	Total Long-Term Investments
	(Cost $890,474,623)		1,752,384,558	99.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
		Commercial Paper: 1.6%
725,000	(4)	ANZ Bank, 0.120%, 01/25/2022	724,793	0.0
1,000,000	(4)	ANZ Bank, 0.120%, 02/10/2022	999,682	0.1
625,000	(4)	Caisse des Dépôts et Consignations, 0.120%, 01/26/2022	624,777	0.0
600,000	(4)	Collateralized Commercial Paper FLEX Co., LLC, 0.150%, 03/08/2022	599,605	0.0
470,000	(4)	Collateralized Commercial Paper V Co., LLC, 0.100%, 12/13/2021	469,889	0.0
1,000,000	(4)	DBS Bank Ltd., 0.120%, 02/01/2022	999,483	0.1
950,000	(4)	DNB Bank ASA, 0.140%, 03/16/2022	949,555	0.1
775,000	(4)	DNB Bank ASA, 0.140%, 03/22/2022	774,609	0.0
725,000	(4)	HSBC Bank PLC, 0.140%, 03/03/2022	724,340	0.0
600,000	(4)	Landesbank Baden-Wurttemberg, 0.130%, 12/07/2021	599,858	0.0
675,000	(4)	Lloyds Bank PLC, 0.100%, 12/20/2021	674,842	0.0
600,000	(4)	Lloyds Bank PLC, 0.150%, 03/14/2022	599,629	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
575,000	(4)	Lloyds Bank PLC, 0.150%, 03/29/2022	$574,598	0.0
841,000	(4)	LMA-Americas LLC, 0.100%, 01/26/2022	840,644	0.0
625,000	(4)	LMA-Americas LLC, 0.150%, 03/14/2022	624,584	0.0
750,000	(4)	Matchpoint Finance PLC, 0.100%, 12/07/2021	749,840	0.0
950,000	(4)	Matchpoint Finance PLC, 0.150%, 03/15/2022	949,364	0.1
875,000	(4)	Mizuho Bank Ltd., 0.150%, 03/16/2022	874,286	0.0
975,000	(4)	National Australia Bank Ltd., 0.120%, 02/18/2022	974,576	0.1
1,000,000	(4)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	999,689	0.1
825,000	(4)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/11/2022	824,731	0.0
1,000,000	(4)	NRW.Bank, 0.130%, 03/21/2022	999,393	0.1
1,000,000	(4)	Old Line Funding LLC, 0.130%, 03/10/2022	999,401	0.1
500,000	(4)	Santander UK PLC, 0.110%, 12/01/2021	499,913	0.0
625,000	(4)	Santander UK PLC, 0.130%, 02/01/2022	624,735	0.0
1,000,000	(4)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	999,752	0.1
1,000,000	(4)	Skandinaviska Enskilda Banken AB, 0.090%, 12/22/2021	999,781	0.1
1,075,000	(4)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	1,074,211	0.1
1,000,000	(4)	Societe Generale, 0.170%, 03/31/2022	999,292	0.1
600,000	(4)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/07/2022	599,623	0.0
975,000	(4)	Swedbank AB, 0.150%, 03/23/2022	974,368	0.1
1,000,000	(4)	Swedbank AB, 0.150%, 03/24/2022	999,344	0.1
1,000,000	(4)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	999,315	0.1
850,000	(4)	Victory Receivables Corporation, 0.120%, 01/06/2022	849,715	0.0
975,000	(4)	Westpac Banking Corp., 0.130%, 03/25/2022	974,428	0.1

	Total Commercial Paper
	(Cost $28,746,645)		28,746,645	1.6

		Floating Rate Notes: 0.5%
925,000	(4)	Bank of Montreal, 0.120%, 01/05/2022	925,348	0.1
650,000	(4)	Bank of Nova Scotia, 0.120%, 12/23/2021	650,226	0.0
625,000	(4)	Bank of Nova Scotia, 0.130%, 02/28/2022	625,217	0.0
600,000	(4)	Barclays Bank PLC, 0.140%, 03/03/2022	599,966	0.0
875,000	(4)	Barclays Bank PLC, 0.160%, 03/22/2022	875,018	0.1
825,000	(4)	Canadian Imperial Bank of Commerce, 0.120%, 02/10/2022	825,063	0.1
650,000	(4)	Cooperatieve Rabobank U.A./New York, 0.120%, 12/29/2021	649,987	0.0
975,000	(4)	DBS Bank Ltd., 0.140%, 03/16/2022	974,876	0.1
675,000	(4)	National Australia Bank Ltd., 0.130%, 03/10/2022	675,001	0.0
475,000	(4)	Royal Bank of Canada, 0.120%, 12/14/2021	475,095	0.0
900,000	(4)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/14/2022	900,008	0.1
650,000	(4)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/22/2022	649,958	0.0
600,000	(4)	Sumitomo Mitsui Trust Bank Ltd., 0.160%, 03/08/2022	600,028	0.0

	Total Floating Rate Notes
	(Cost $9,425,791)		9,425,791	0.5

		Repurchase Agreements: 4.3%
17,509,705	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $17,509,729, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $17,859,899, due 11/01/21-07/20/71)	17,509,705	1.0
6,445,239	(4)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $6,445,248, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $6,574,144, due 11/15/21-01/20/69)	6,445,239	0.4

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
7,462,934	(4)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $7,462,950, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $7,612,247, due 10/12/21-08/15/51)	$7,462,934	0.4
3,678,854	(4)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $3,678,861, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,752,432, due 06/01/22-11/01/56)	3,678,854	0.2
5,982,608	(4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $5,982,618, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $6,102,270, due 08/01/23-07/20/71)	5,982,608	0.3
3,399,803	(4)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $3,399,810, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $3,467,237, due 08/15/28-08/15/44)	3,399,803	0.2
16,981,992	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $16,982,015, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $17,321,633, due 10/31/21-05/01/58)	16,981,992	1.0
10,673,245	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $10,673,274, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,887,025, due 07/15/23-02/15/48)	10,673,245	0.6
2,870,617	(4)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $2,870,625, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,928,029, due 11/20/21-09/15/56)	2,870,617	0.2

	Total Repurchase Agreements
	(Cost $75,004,997)		75,004,997	4.3

		Certificates of Deposit: 0.7%
500,000	(4)	Bank of Montreal, 0.130%, 02/28/2022	499,979	0.0
710,000	(4)	BNP Paribas, 0.130%, 03/03/2022	710,021	0.1
350,000	(4)	Commonwealth Bank of Australia, 0.130%, 02/11/2022	350,079	0.0
780,000	(4)	Credit Agricole, 0.100%, 12/01/2021	780,041	0.1
600,000	(4)	Landesbank Baden-Wurttemberg, 0.160%, 02/07/2022	600,015	0.0
975,000	(4)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	974,968	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Certificates of Deposit (continued)
650,000	(4)	Lloyds Bank PLC, 0.130%, 02/22/2022	$650,300	0.0
675,000	(4)	Mitsubishi UFJ Trust and Banking Corp., 0.130%, 01/26/2022	675,026	0.0
325,000	(4)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/02/2022	324,999	0.0
600,000	(4)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/03/2022	599,998	0.0
500,000	(4)	Mizuho Bank Ltd., 0.150%, 03/07/2022	499,994	0.0
850,000	(4)	Mizuho Bank Ltd., 0.150%, 03/14/2022	849,980	0.1
975,000	(4)	Norinchukin Bank of New York, 0.110%, 01/27/2022	974,968	0.1
625,000	(4)	Oversea-Chinese Banking Corp. Ltd., 0.140%, 02/24/2022	625,003	0.0
675,000	(4)	Sumitomo Mitsui Trust Bank Ltd., 0.100%, 12/01/2021	675,045	0.0
675,000	(4)	Sumitomo Mitsui Trust Bank Ltd., 0.110%, 12/14/2021	675,014	0.0
525,000	(4)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/04/2022	524,995	0.0
760,000	(4)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	760,227	0.1
725,000	(4)	Toronto-Dominion Bank, 0.150%, 03/03/2022	725,288	0.1

	Total Certificates of Deposit
	(Cost $12,475,940)		12,475,940	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
7,508,000	(4),(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	7,508,000	0.5
3,847,000	(4),(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	3,847,000	0.2
	Total Mutual Funds
	(Cost $11,355,000)		11,355,000	0.7

	Total Short-Term Investments
	(Cost $137,008,373)		137,008,373	7.8

	Total Investments in Securities (Cost $1,027,482,996)		$1,889,392,931	107.5
	Liabilities in Excess of Other Assets		(131,231,038)	(7.5)
	Net Assets		$1,758,161,893	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2021.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,747,736,960	$–	$–	$1,747,736,960
Exchange-Traded Funds	4,647,598	–	–	4,647,598
Short-Term Investments	11,355,000	125,653,373	–	137,008,373
Total Investments, at fair value	$1,763,739,558	$125,653,373	$–	$1,889,392,931
Liabilities Table
Other Financial Instruments+
Futures	$(131,090)	$–	$–	$(131,090)
Total Liabilities	$(131,090)	$–	$–	$(131,090)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	21	12/17/21	$5,529,720	$(131,090)
			$5,529,720	$(131,090)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,037,815,515.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$897,158,688
Gross Unrealized Depreciation	(45,712,362)
Net Unrealized Appreciation	$851,446,326